Subsequent events, COVID-19 (FY) (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	Apr. 06, 2020	Apr. 10, 2020
COVID-19 [Abstract]
Debt issuance amount		$ 400
Interest rate	0.98%
Maturity date	Apr. 06, 2022